UNAUDITED SUPPLEMENTAL OIL AND GAS DISCLOSURES - Standardized Measure of Future Net Cash Flow (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
UNAUDITED SUPPLEMENTAL OIL AND GAS DISCLOSURES
Cash inflows				$ 1,866,923	$ 892,576	$ 936,041
Production costs				(667,438)	(307,907)	(246,277)
Development costs				(516,243)	(274,384)	(308,253)
Income tax expense				(35,933)		(1,602)
Net cash flow				647,309	310,285	379,909
10% annual discount rate				(280,562)	(151,146)	(198,142)
Standardized measure of discounted future net cash flows	$ 159,139	$ 181,767	$ 435,506	$ 366,747	$ 159,139	$ 181,767
Standardized Measure, beginning of period	159,139	181,767	435,506
Sales, net of production costs	(75,370)	(49,496)	(67,693)
Net change in sales prices, net of production costs	7,899	(62,670)	(369,770)
Extensions and discoveries, net of future production and development costs	94,151	3,603	11,609
Changes in future development costs	17,128	5,331	28,092
Previously estimated development costs incurred during the period	51,414	45,012	31,007
Revision of quantity estimates	(20,598)	9,762	(91,440)
Accretion of discount	15,914	18,217	53,173
Change in income taxes	(14,492)	402	95,827
Purchases of reserves in-place	88,280	17,004	442
Sales of reserves in-place	(7,544)	845
Change in production rates and other	50,826	(10,638)	55,014
Standardized Measure, end of period	$ 366,747	$ 159,139	$ 181,767